INCOME TAXES (Details 1) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset attributable to:
Net operating loss carryover	$ 1,420,862	$ 510,433	$ 167,158
Less: Valuation allowance	(1,420,862)	(510,433)	(167,158)
Net deferred tax asset